Cash flow information	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash Flow Statement [Abstract]
Cash flow information
Note 37—Cash flow information
Net cash generated by operating activities
Other
non-cash
items in the consolidated income statement, disclosed in other notes are:

•	Restructuring expense (Note 6)

•	Charge for share-based compensation (Note 28)

•	Provision for the impairment of trade and other receivables (Note 22)

•	Inventory provision (Note 17)

•	Net foreign exchange losses or gains, excluding EUR 328 million of foreign exchange losses on cash and cash equivalents (Note 8)

•	Finance lease income (Note 8)

•	Interest income (Note 8)

•	Amortisation of loan originations costs (Note 8)

•	Income from structured financing (Note 9)

•	Fair value gains/ losses on financial assets (Note 9)

•	Interest income on swap transactions (Note 8)

•	Interest expense on swap transactions (Note 8)
Non-cash
investing activities
Purchases of property, plant and equipment or intangible assets not included as a cash outflow in the consolidated statement of cash flows are disclosed in Notes 13, 14 and 15.

Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for 2025 and 2024

€million	2025	2024
Cash and cash equivalents	1,075	3,521
Borrowings—repayable within one year	(798)	(273)
Borrowings—repayable after one year	(5,507)	(4,247)
Lease liabilities—repayable within one year	(76)	(19)
Lease liabilities—repayable after one year	(559)	(32)

Net debt 1	(5,865)	(1,050)

€million	2025	2024
Cash and cash equivalents	1,075	3,521
Borrowings—floating rates	(1,155)	(10)
Borrowings—fixed interest rates	(5,150)	(4,510)
Lease liabilities—repayable within one year	(76)	(19)
Lease liabilities—repayable after one year	(559)	(32)

Net debt 1	(5,865)	(1,050)

1	Reconstituted to include current and non-current lease liabilities.

€million	Cash and cash equivalents	Borrowings repayable within one year	Borrowings repayable after one year	Lease liabilities repayable within one year	Lease liabilities repayable after one year	Total
Net debt as at 1 January 2025	3,521	(273)	(4,247)	(19)	(32)	(1,050)
Additions through business combinations (Note 4)	769	—	(2,631)	(61)	(560)	(2,483)
Cash flows (net)	(2,887)	2,906	(2,149)	40	20	(2,070)
Foreign exchange adjustments	(328)	—	89	3	9	(227)
Transfers (see Note 29)	—	(3,427)	3,427	(34)	34	—
Other non-cash movements*	—	(4)	4	(5)	(30)	(35)

Net debt as at 31 December 2025	1,075	(798)	(5,507)	(76)	(559)	(5,865)

* related to loan origination costs and leases

€million	Cash and cash equivalents	Borrowings repayable within one year	Borrowings repayable after one year	Lease liabilities repayable within one year	Lease liabilities repayable after one year	Total
Net debt as at 1 January 2024	2,907	(716)	(3,443)	(16)	(23)	(1,291)
Cash flows (net)	472	717	(1,034)	4	22	181
Foreign exchange adjustments	142	—	(42)	(2)	—	98
Transfers (see Note 29)	—	(273)	273	(8)	8	—
Other non-cash movements*	—	(1)	(1)	3	(39)	(38)

Net debt as at 31 December 2024	3,521	(273)	(4,247)	(19)	(32)	(1,050)

* related to loan origination costs and leases

€million	Cash and cash equivalents	Borrowings repayable within one year	Borrowings repayable after one year	Lease liabilities repayable within one year	Lease liabilities repayable after one year	Total
Net debt as at 1 January 2023	1,047	(719)	(3,629)	(15)	(30)	(3,346)
Cash flows (net)	1,983	706	—	4	18	2,711
Foreign exchange adjustments	(123)	—	36	1	—	(86)
Transfers	—	(700)	150	(9)	9	(550)
Other non-cash movements*	—	(3)	—	3	(20)	(20)

Net debt as at 31 December 202 3	2,907	(716)	(3,443)	(16)	(23)	(1,291)

*	related to loan origination costs and leases
During 202
4
 the Group issued a hybrid dual-tranche bond for EUR
1
 billion and entered into two
new
loan agreements for total amounts of EUR
33.5
 million and USD
28.1
 million to be granted in several instalments. The Group also reimbursed the 2016 Perpetual Bond for
EUR
550
 million and a EUR
150
 million tranche of the German bond.